DERIVATIVE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
SCHEDULE OF DERIVATIVE LIABILITIES

The derivative liabilities as of September 30, 2023 and December 31, 2022 were as follows:

	September 30, 2023	December 31, 2022

Fair value of the Platinum Point Warrants (25,000 warrants)	$16,391	$-
Fair value of the Diagonal Lending conversion option	9,518	-
	$25,909	$-

SCHEDULE OF ACTIVITY RELATED TO DERIVATIVE LIABILITIES

Activity related to the derivative liabilities for the nine months ended September 30, 2023 is as follows:

Beginning balance as of December 31, 2022	$-
Warrants/conversion option – derivative liabilities recognized due to reverse acquisition	219,172
Extinguishment of conversion option derivative liabilities due to debt extinguishment	(160,002)
Change in fair value of warrants/conversion option - derivative liabilities	(33,261)
Ending balance as of September 30, 2023	$25,909

Monte Carlo Valuation Model [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
SCHEDULE OF VALUATION ASSUMPTIONS

The fair value of each convertible note embedded derivative is estimated using a Monte Carlo valuation model. The model used a “with or without” scenario analysis. Changes to the inputs used in the model could produce a significantly higher or lower fair value. The following assumptions were used as of September 30, 2023 and December 31, 2022:

	Nine Months Ended September 30, 2023	Year Ended December 31, 2022

Expected term (years)	0.584 – 0.597	-
Expected volatility	412.6%	-
Expected dividend yield	0.00%	-
Risk-free interest rate	5.40%	-

Black Scholes Valuation Model [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
SCHEDULE OF VALUATION ASSUMPTIONS

The fair value of the Platinum Point Warrants derivative liability is estimated using a Black-Scholes valuation model with a stock price of $11.60. Changes to the inputs used in the model could produce a significantly higher or lower fair value. The following assumptions were used as of September 30, 2023 and December 31, 2022:

	Nine Months Ended September 30, 2023	Year Ended December 31, 2022

Expected term (years)	0.370	-
Expected volatility	875%	-
Expected dividend yield	0.00%	-
Risk-free interest rate	5.46%	-